Group structure - Summary of fair value of the identifiable assets acquired and liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Purchase consideration transferred of subsidiaries	R$ 325,502
Increase Due To Acquisitions Of Associates And Joint Ventures Accounted For Using Equity Method	295,281	R$ 363,217
Equity-accounted method | Wealth High Governance Holding De Participações S.A., O Primo Rico Mídia, Educacional e Participações Ltda. and NK112 Empreendimentos e Participações S.A.
Disclosure of subsidiaries [line items]
Goodwill arising on acquisition of subsidiaries	155,835
Increase Due To Acquisitions Of Associates And Joint Ventures Accounted For Using Equity Method	243,542	363,217
Monte Bravo Holding JV S.A. And Blue3 S.A.And Ctrl+e Participações Ltda. [Member]
Disclosure of subsidiaries [line items]
Purchase consideration transferred of subsidiaries			R$ 784,743
Goodwill arising on acquisition of subsidiaries			487,671
Amount paid for the acquision of the subsidiary to date	35,518	669,521	R$ 45,000
Accounts payable for the acquision of the subsidiary to date	42,220
IFAs [Member]
Disclosure of subsidiaries [line items]
Purchase consideration transferred of subsidiaries	46,442	416,281
Amount paid for the acquision of the subsidiary to date		225,766
Accounts payable for the acquision of the subsidiary to date	R$ 16,932	200,752
Private issuance of XP Inc Class A shares for the acquisition of the subsidiary		106,412
Contingent consideration for the acquision of the subsidiary to date		R$ 17,227